3. Equipment and Leasehold Improvements (Details) - CAD	Sep. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Property and Equipment, cost	CAD 104,574	CAD 104,574	CAD 40,055
Accumulated Amortization	35,951	27,074	6,737
Net carrying amount	68,623	77,500	33,318
Computer equipment
Property and Equipment, cost	3,558	3,558	1,865
Accumulated Amortization	1,774	1,459	560
Production equipment
Property and Equipment, cost	67,367	67,367	27,236
Accumulated Amortization	22,784	17,831	5,447
Leasehold improvements
Property and Equipment, cost	33,649	33,649	10,954
Accumulated Amortization	CAD 11,393	CAD 7,784	CAD 730